EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
13.	EARNINGS (LOSS) PER SHARE

On June 11, 2019, Fang’s shareholders of record as of May 28, 2019 received one share of CIH Class A ordinary shares for every one share of Fang’s ordinary shares held as of the record date. For the period presented prior to June 11, 2019, basic and diluted earnings per share were computed using the number of shares of CIH ordinary shares outstanding as of June 11, 2019, the date on which the CIH ordinary shares were distributed to Fang’s shareholders, since there were no dilutive securities until after the separation.

13.	EARNINGS PER SHARE (continued)

The following table set forth the basic and diluted earnings (loss) per share computation and provided a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2019	2020	2021
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	245,451	(318,052)	279,182

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,842,465	90,196,440
Weighted average number of vested restricted shares	115,511	—	—

Denominator for basic net income per Class A and Class B ordinary share	89,515,153	89,842,465	90,196,440
Dilutive effect of share options and unvested restricted shares	30,557	—	406,099

Denominator for diluted net income per Class A and Class B ordinary share	89,545,710	89,842,465	90,602,539

Earnings (loss) per Class A and Class B ordinary share
—Basic	2.74	(3.54)	3.10
—Diluted	2.74	(3.54)	3.08

Securities that could potentially dilute basic earnings (loss) per share in the future that were not included in the calculation of diluted earnings (loss) per share for the years ended December 31, 2019, 2020 and 2021 were as below:

	For the Year Ended December 31,
	2019	2020	2021
Warrants	4,662,411	4,662,411	—
Share options	7,227,971	11,217,546	10,343,033
Unvested restricted shares	—	310,475	—